Restructuring Costs The composition of the restructuring liability for the Fiscal 2013 Plan (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013		Mar. 30, 2012		Apr. 01, 2011
Restructuring Reserve	$ 141		$ 11	[1]	$ 0	[1]
Restructuring costs	7	27	264		140		0
Restructuring costs			26		3
Restructuring Reserve, Settled with Cash			6	[1]
Restructuring Reserve, Translation Adjustment			0	[1],[2]
Restructuring Plan Fiscal 2013 Plan [Member]
Restructuring Reserve	134		176		0
Restructuring costs	7		233
Restructuring costs	1
Restructuring Reserve, Settled with Cash	47		33
Restructuring Reserve, Translation Adjustment	(1)		(2)	[2]
Employee Severance [Member] | Restructuring Plan Fiscal 2013 Plan [Member]
Restructuring Reserve	123		155		0
Restructuring costs	7		206
Restructuring costs	1
Restructuring Reserve, Settled with Cash	37		27
Restructuring Reserve, Translation Adjustment	(1)		(2)	[2]
Facility Closing [Member] | Restructuring Plan Fiscal 2013 Plan [Member]
Restructuring Reserve	10		10		0
Restructuring costs	0		10
Restructuring costs	0
Restructuring Reserve, Settled with Cash	0		0
Restructuring Reserve, Translation Adjustment	0		0	[2]
Other Restructuring Liability [Member] | Restructuring Plan Fiscal 2013 Plan [Member]
Restructuring Reserve	1		11
Restructuring costs	0
Restructuring costs	0
Restructuring Reserve, Settled with Cash	10
Restructuring Reserve, Translation Adjustment	$ 0

[1]	Other direct costs associated with the restructuring program.
[2]	Foreign currency translation adjustments.